Transactions with Related Parties	6 Months Ended
Jun. 30, 2025
Transactions with Related Parties [Abstract]
Transactions with Related Parties [Text Block]
3.	Transactions with Related Parties:

Pavimar Shipping Co. and Pavimar S.A. (Ship management). On November 1, 2023, the Company entered into a management agreement with Pavimar Shipping Co. (“Pavimar”), a ship management company incorporated in the Republic of the Marshall Islands, with a branch office in Greece established under the provisions of Greek Law 27 of 1975. Pavimar is controlled by the Company’s Chairwoman and Chief Executive Officer. The management agreement with Pavimar became effective on January 18, 2024, and under its terms, Pavimar provides the Company with vessel commercial and technical management services including, but not limited to, securing employment, post-fixture support, handling vessel sale and purchases, arranging and supervising crew, repairs and maintenance, insurance, provisions, bunkering, day to day vessel operations, and ancillary services. Prior to January 18, 2024, similar services were provided to us by Pavimar S.A., a ship management company incorporated in the Republic of the Marshall Islands, with a branch office in Greece established under the provisions of Law 27 of 1975, also controlled by our Chairwoman and Chief Executive Officer.

In the event of termination of the management agreement for any reason other than Pavimar’s default, or if a vessel is lost, sold or otherwise disposed of, the management fee payable to Pavimar continues to be payable for a further period of three calendar months as from the termination date or, if greater than three months, for as long as the Company requires the services of Pavimar to finalize all outstanding matters. In addition, in the event of termination of the management agreement due to the Company’s default, change of control, or due to the Company tendering a termination notice for any reason other than Pavimar’s default, a termination fee of $584 per vessel shall become due and payable to Pavimar.

Pavimar shall be under no liability whatsoever to the Company for any loss, damage, delay or expense of whatsoever nature, whether direct or indirect, (including but not limited to loss of profit arising out of or in connection with detention of or delay to the Vessel) and howsoever arising in the course of performance of the management services unless same is proved to have resulted from the gross negligence or willful default of Pavimar, Pavimar’s employees, agents or subcontractors, in which case Pavimar’s liability for each incident or series of incidents giving rise to a claim or claims shall never exceed a total of $1,000 per vessel.

Total charges by Pavimar during the six-month periods ended June 30, 2025 and 2024, comprise of technical management fees of $298 and $132, respectively, commercial management commissions of $45 and $35, respectively and sale and purchase commissions of $317 and $nil, respectively. The technical management fees and the commercial management commissions are included in “management fees,” and “voyage expenses,” respectively, in the accompanying unaudited interim consolidated statements of (loss)/income. The sale and purchase commissions are included in the “Vessels, net,” in the accompanying interim consolidated balance sheets. Further, to enable Pavimar to make payments relating to vessel operating expenses on behalf of the Company, the Company makes monthly working capital advances to Pavimar. Occasional and extraordinary funding needs, including those in relation to drydockings, are covered upon request or reimbursed at cost. Under that management agreement, the outstanding balance as of June 30, 2025 and December 31, 2024, was $631 and $173, respectively. These amounts are reflected in “Due to manager” in the accompanying interim consolidated balance sheets.

Total charges by Pavimar S.A. during the six-month period ended June 30, 2024, comprise of technical management fees of $81 which includes the fees payable to Pavimar S.A. for its services up to January 18, 2024, plus the fees payable for a further period of three calendar months thereafter, in accordance with the respective management agreement, to enable Pavimar S.A. to finalize all outstanding matters. These amounts are included in “management fees” in the accompanying unaudited interim consolidated statements of (loss)/income. No services were provided by Pavimar S.A. to the Company during the six-month period ended June 30, 2025. There were no outstanding balances under that management agreement with Pavimar S.A. as of June 30, 2025, or December 31, 2024.

Pavimar Shipping Co. and Pavimar S.A. (Services agreement). Pursuant to the services agreement dated October 1, 2023, as novated from Pavimar S.A. to Pavimar on January 18, 2024, on the same terms, Pavimar provides the Company with the services of its Chief Executive Officer and Chief Financial Officer. The services agreement was amended and restated on April 1, 2024, to include the provision of the services of the Company’s corporate secretary, for an additional fee of $2 per annum, commencing on July 11, 2024. The related fees for both six-month periods ended June 30, 2025 and 2024, amounted to $7 and are included in “General and administrative expenses” in the accompanying unaudited interim consolidated statements of (loss)/income. Under that services agreement, the outstanding balance due to Pavimar as of June 30, 2025 and December 31, 2024 was $4 and $nil, respectively.

Prior to the novation to Pavimar, the services of the Company’s Chief Executive Officer and Chief Financial Officer were provided by Pavimar S.A., in exchange for a fee of $12 per annum. The related fees for the six-month periods ended June 30, 2025 and 2024, amounted to $nil and $1 respectively, and are included in “General and administrative expenses” in the accompanying unaudited interim consolidated statements of (loss)/income. There were no outstanding balances under that services agreement with Pavimar S.A. as of June 30, 2025, or December 31, 2024.

Atlantis Holding Corp. The sole holder of the Series A Preferred Shares and Series B Preferred Shares is Atlantis Holding Corp., an entity incorporated in the Republic of the Marshall Islands, controlled by the Company’s Chairwoman and Chief Executive Officer. As of June 30, 2025 and December 31, 2024, the accumulated dividends on the Series A Preferred Shares amounted to $nil and $977, respectively. For further information about Series A Preferred Shares and the Series B Preferred Shares please see Note 8 “Capital Structure” herein.